18. WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Warrants Tables
Warrants activity
		Weighted
		Avg.
		Exercise
Warrants:	Shares	Price
Balance at December 31, 2016	5,890,000	$2.99
Issued	—	—
Exercised	2,340,000	.02
Expired	—	—
Balance at March 31, 2017	3,550,000	$4.95

		Weighted
		Avg.
		Exercise
Warrants:	Shares	Price
Balance at December 31, 2015	1,050,000	$3.45
Issued	4,840,000	2.90
Exercised	—	—
Expired	—	—
Balance at December 31, 2016	5,890,000	$2.99

Summary of warrants issued

Warrants:	Number of Shares	Exercise price at March 31, 2017	Original Exercise Price	Fair Value as of March 31, 2017	Fair Value as of December 31, 2016	Expiration Date
Warrant “G”	1,500,000	$4.61	$5.00	$1,607,173	$3,300,671	January 31, 2018
Warrant “H”	500,000	$4.61	$6.00	971,121	1,524,805	January 31, 2019
Warrant “I”	500,000	$4.61	$7.00	1,058,571	1,568,460	January 31, 2020
	2,500,000			$3,636,865	$6,393,936

Warrants:	Number of Shares	Exercise Price	Fair Value as of December 31, 2016	Expiration Date
Warrant “G”	1,500,000	$5.00	$3,300,671	January 31, 2018
Warrant “H”	500,000	$6.00	$1,524,805	January 31, 2019
Warrant “I”	500,000	$7.00	$1,568,460	January 31, 2020
	2,500,000		$6,393,936

Warrant:	Number of Shares	Exercise Price	Fair Value as of December 31, 2016	Expiration Date
Warrant “J”	2,170,000	$.015	$12,993,342	December 29, 2020
Warrant “K”	170,0000	$.015	$1,017,912	December 29, 2020
	2,340,000		$14,011,254